Employee Benefit Plans - Schedule of Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation:
Benefit obligation, Beginning balance	$ 37,938	$ 43,750	$ 40,722
Interest Cost	1,640	1,641	1,725
Actuarial (gains) losses	6,127	(3,522)	3,088
Benefits paid	(2,693)	(3,931)	(1,785)
Benefit obligation, Ending balance	43,012	37,938	43,750
Change in plan assets:
Fair value of plan assets, Beginning balance	23,181	27,977	24,482
Actual return on plan assets	4,188	(2,093)	3,360
Employer contributions	2,530	1,228	1,920
Benefits paid	(2,693)	(3,931)	(1,785)
Fair value of plan assets, Ending balance	27,206	23,181	27,977
Unfunded status	$ 15,806	$ 14,757	$ 15,773